Shareholders' Equity - Restricted stock units (Details) EquityInstruments in Thousands		12 Months Ended
	May 20, 2021 USD ($) shares	Sep. 30, 2021 USD ($) EquityInstruments	Sep. 30, 2021 CAD ($) EquityInstruments	Sep. 30, 2020 USD ($)
Stockholder's Equity
Stock-based compensation expense		$ 4,952,000		$ 171,000
Restricted stock units
Stockholder's Equity
Granted (in shares)	953,750	954	954
Number of common shares for each unit | shares	1
Vesting period	2 years
Vesting Percentage	12.50%
Vesting frequency within vesting period	3 months
Stock-based compensation expense			$ 7,586,000